Commitments and Contingencies (Detail Textuals) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Contractual amount of off-balance-sheet financial instruments
Amounts accrued for estimated losses for the financial instruments	$ 0
Minimum
Contractual amount of off-balance-sheet financial instruments
Remaining term of standby letters of credit	1 month
Maximum
Contractual amount of off-balance-sheet financial instruments
Remaining term of standby letters of credit	5 years